Non-current assets held for sale (Tables)	6 Months Ended
Jun. 30, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of non-current assets classified as held for sale
The detail, by nature, of Grupo Santander’s non-current assets held for sale at 30 June 2023 and 31 December 2022 is as follows presented by nature:

	EUR million
	30-06-2023	31-12-2022
Tangible assets	3,125	3,435
Of which:
Foreclosed assets	2,912	3,101
Of which: Property assets in Spain	2,335	2,596
Other tangible assets held for sale	213	334
Other assets	26	18
	3,151	3,453